Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share
Schedule of basic and diluted earnings per share

	2019	2018	2017
Result attributable to equity holders of the Company (€ in thousands)	(56,480)	(36,894)	(43,637)
Weighted average number of shares outstanding	41,037,244	34,052,520	25,374,807
Basic (and diluted) earnings per share (€ per share)	€(1.38)	€(1.08)	€(1.72)